Auditor's Remuneration - Summary of Auditor's Remuneration (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aggregate continuing and discontinued operations
Auditor's remuneration [abstract]
Auditors Remuneration	$ 22	$ 21	$ 18
Auditor's remuneration for other services	1	1	0
Auditor's remuneration for tax services	0	0	0
Other than Deloitte
Auditor's remuneration [abstract]
Auditors Remuneration	$ 2	$ 3	$ 3